Condensed Balance Sheets	Feb. 01, 2021 USD ($)
Current assets:
Cash	$ 1,424,399
Prepaid expenses	955,300
Total current assets	2,379,699
Cash held in Trust Account	400,000,000
Total Assets	402,379,699
Current liabilities:
Accounts payable	1,010,667
Accrued expenses	85,000
Franchise tax payable	17,974
Total current liabilities	1,113,641
Derivative warrant liabilities	38,400,000
Deferred underwriting commissions	14,000,000
Total Liabilities	53,513,641
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 40,000,000 shares issued and outstanding at redemption value of $10.00 per share	400,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of September 30, 2021 and December 31, 2020
Accumulated deficit	(51,134,942)
Total stockholders' equity (deficit)	(51,134,942)
Total Liabilities and Stockholders' Equity (Deficit)	402,379,699
Common Class A [Member]
Stockholders' Equity (Deficit):
Common stock value	0
Common Class F [Member]
Stockholders' Equity (Deficit):
Common stock value	$ 1,000